SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Furniture Fixtures And Equipment [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Computer Equipment and Software [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years